Expense Example, No Redemption {- Templeton Emerging Markets Small Cap Fund} - Templeton Emerging Markets Small Cap Fund-20 - Templeton Emerging Markets Small Cap Fund - Class C	Aug. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 253
3 Years	828
5 Years	1,428
10 Years	$ 3,053